Organization and Business of Companies (Details Textual) - USD ($)	1 Months Ended				6 Months Ended
	Jun. 30, 2011	Feb. 28, 2011	Oct. 31, 2009	Sep. 30, 2009	Jun. 30, 2016
Sang Heng [Member]
Organization And Basis Of Presentation [Line Items]
Maximum Commission Percentage			1.25%
Kings Gaming [Member]
Organization And Basis Of Presentation [Line Items]
Maximum Commission Percentage				1.25%
Sang Lung [Member]
Organization And Basis Of Presentation [Line Items]
Maximum Commission Percentage	1.25%
Bao Li Gaming [Member]
Organization And Basis Of Presentation [Line Items]
Maximum Commission Percentage		1.25%
Mr Lou Kan Kuong [Member]
Organization And Basis Of Presentation [Line Items]
Business Combination, Consideration Transferred					$ 200